As filed with the Securities and Exchange Commission on March 1, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3445

THE MERGER FUND
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
THE MERGER FUND
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2010

Item 1. Schedule of Investments.

The Merger Fund
SCHEDULE OF INVESTMENTS
December 31, 2010
(Unaudited)

Shares		Value
COMMON STOCKS - 82.98%
	AIRLINES - 1.32%
7,041,200	AirTran Holdings, Inc. (a)	$52,034,468
	APPAREL RETAIL - 2.28%
1,923,000	J.C. Penney Company, Inc. (e)	62,132,130
633,036	J. Crew Group, Inc. (a)(e)	27,309,173
		89,441,303
	BIOTECHNOLOGY - 4.47%
146,600	Crucell NV - ADR (a)(b)(g)	4,587,114
1,045,674	Crucell NV (a)(b)(c)	32,977,305
1,788,502	Genzyme Corporation (a)(e)	127,341,342
674,800	Savient Pharmaceuticals, Inc. (a)	7,517,272
148,005	Talecris Biotherapeutics Holdings Corp. (a)	3,448,517
		175,871,550
	BROADCASTING - 0.48%
416,000	Discovery Communications, Inc. Series K (a)	15,263,040
130,425	Promotora De Informaciones S.A. - ADR (a)(b)(f)	1,046,009
260,850	Promotora De Informaciones S.A. Class B - ADR (a)(b)	2,488,509
		18,797,558
	CABLE & SATELLITE - 1.60%
3,013,300	Comcast Corporation Special Class A	62,706,773
	COMMUNICATIONS EQUIPMENT - 1.14%
4,920,800	Motorola, Inc. (a)(e)	44,631,656
	COMPUTER STORAGE & PERIPHERALS - 1.58%
218,800	Compellent Technologies, Inc. (a)	6,036,692
313,500	EMC Corp. (a)	7,179,150
3,240,600	Seagate Technology LLC (a)(b)(e)	48,706,218
		61,922,060
	CONSTRUCTION & ENGINEERING - 0.12%
91,100	Massey Energy Company (e)	4,887,515
	CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 6.36%
2,796,822	Bucyrus Inernational, Inc. (g)	250,035,887
	CONSUMER FINANCE - 1.51%
4,727,400	SLM Corporation (a)(e)	59,517,966
	DIVERSIFIED BANKS - 0.19%
126,800	Bank of Montreal (b)	7,299,876
	DIVERSIFIED CHEMICALS - 0.19%
481,058	Huntsman Corporation (e)	7,509,315
	DIVERSIFIED METALS & MINING - 4.06%
1,000,000	Hillgrove Resources Ltd. (a)(b)(c)	296,611
104,552	Indophil Resources NL (a)(c)	113,352
326,471	Rio Tinto PLC - ADR (b)	23,394,912
10,962,500	Western Coal Corp. (a)(b)	135,611,737
		159,416,612
	ELECTRIC UTILITIES - 2.61%
4,234,500	Allegheny Energy, Inc. (g)	102,644,280
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.87%
1,535,831	Baldor Electric Company	96,818,786
1,277,922	SunPower Corp. Class B (a)	15,859,012
		112,677,798
	ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.02%
52,548	L-1 Identity Solutions, Inc. (a)(d)	625,847
	FERTILIZERS & AGRICULTURAL CHEMICALS - 3.02%
767,600	Potash Corporation of Saskatchewan (b)(d)	118,847,508
	FOOD RETAIL - 0.05%
47,900	Casey's General Stores, Inc. (e)	2,036,229
	GAS UTILITIES - 0.91%
715,900	Nicor, Inc.	35,737,728
	GOLD - 0.48%
2,927,400	Andean Resources Ltd. (a)(b)(c)	18,972,602
	HEALTH CARE SERVICES - 0.76%
464,900	Emergency Medical Services Corporation (a)	30,037,189
	HEALTH CARE SUPPLIES - 7.35%
1,768,493	Alcon, Inc. - ADR (b)(e)	288,971,756
	HOUSEWARES & SPECIALTIES - 1.20%
780,600	Fortune Brands, Inc. (e)	47,031,150
	INDUSTRIAL GASES - 2.43%
1,529,561	Airgas, Inc. (e)	95,536,380
	INTEGRATED TELECOMMUNICATION SERVICES - 5.90%
30,497,300	Qwest Communications International, Inc. (d)	232,084,453
	INTERNET SOFTWARE & SERVICES - 0.58%
1,375,100	Yahoo! Inc. (a)(e)	22,867,913
	LIFE & HEALTH INSURANCE - 0.19%
791,580	Phoenix Group Holdings (b)(c)(f)	7,540,620
	MOVIES & ENTERTAINMENT - 0.43%
1,164,300	News Corporation Class A	16,952,208
	OIL & GAS DRILLING - 1.41%
1,683,600	Pride International, Inc. (a)	55,558,800
	OIL & GAS EXPLORATION & PRODUCTION - 1.98%
559,450	Atlas Energy, Inc. (a)	24,599,016
2,418,118	EXCO Resources, Inc. (e)	46,959,852
430,300	Quicksilver Resources, Inc. (a)(g)	6,342,622
		77,901,490
	PACKAGED FOODS & MEATS - 1.29%
2,667,100	Del Monte Foods Co.	50,141,480
12,915	Wimm Bill Dann Foods Ojsc - ADR (b)(d)	425,808
		50,567,288
	PERSONAL PRODUCTS - 4.61%
3,763,687	Alberto-Culver Company (f)	139,406,966
673,100	Mead Johnson Nutrition Co.	41,900,475
		181,307,441
	PHARMACEUTICALS - 4.32%
12,084,264	King Pharmaceuticals, Inc. (a)(d)	169,783,909
	REGIONAL BANKS - 1.76%
9,992,200	Marshall & Ilsley Corporation	69,146,024
	SOFT DRINKS - 1.28%
2,017,600	Coca-Cola Enterprises, Inc. (e)	50,500,528
	SPECIALTY STORES - 0.11%
72,069	Jo-Ann Stores, Inc. (a)	4,339,995
	SYSTEMS SOFTWARE - 7.71%
5,154,251	McAfee Inc. (a)(f)	238,693,364
10,890,100	Novell, Inc. (a)	64,469,392
		303,162,756
	THRIFTS & MORTGAGE FINANCE - 0.25%
660,751	Newalliance Bancshares, Inc. (g)	9,898,050
	TRUCKING - 2.40%
1,990,731	Dollar Thrifty Automotive Group, Inc. (a)	94,081,947
	WIRELESS TELECOMMUNICATION SERVICES - 1.75%
2,227,885	Syniverse Holdings, Inc. (a)	68,730,252
	TOTAL COMMON STOCKS (Cost $3,163,243,514)	3,261,614,680
PREFERRED STOCKS - 0.00%
300	KeyCorp Capital Series F	7,626
	TOTAL PREFERRED STOCKS (Cost $6,249)	7,626

WARRANTS - 0.02%
	Kinross Gold Corporation
142,642	Expiration: September, 2014, Excercise Price: $21.300 (a)(b)	672,826
	TOTAL WARRANTS (Cost $540,028)	672,826
Principal
Amount
CORPORATE BONDS - 0.47%
	Mirant Corporation
18,074,000	7.375%, 12/31/2013	18,414,514
	TOTAL CORPORATE BONDS (Cost $18,563,770)	18,414,514
Contracts (100 shares per contract)
PURCHASED PUT OPTIONS - 0.07%
	Bank of Montreal
1,175	Expiration: January, 2011, Exercise Price: $50.00	2,937
93	Expiration: February, 2011, Exercise Price: $50.00	1,395
	Coca-Cola Enterprises, Inc.
16,786	Expiration: January, 2011, Exercise Price: $23.00	125,895
	Compellent Technologies, Inc.
2,188	Expiration: January, 2011, Exercise Price: $22.500	5,470
	Energy Select Sector SPDR
746	Expiration: January, 2011, Exercise Price: $69.00	121,971
	Fortune Brands, Inc.
7,806	Expiration: January, 2011, Exercise Price: $55.00	39,030
	Global Alternative Energy ETF
1,685	Expiration: January, 2011, Exercise Price: $21.00	181,137
	iShares Nasdaq Biotech
664	Expiration: January, 2011, Exercise Price: $95.00	156,040
	J.C. Penney Company, Inc.
19,230	Expiration: January, 2011, Exercise Price: $29.00	423,060
	Massey Energy Company
280	Expiration: January, 2011, Exercise Price: $38.00	1,400
	Materials SS SPDE
636	Expiration: March, 2011, Exercise Price: $39.00	134,832
	Mead Johnson Nutrition Co.
6,731	Expiration: February, 2011, Exercise Price: $55.00	535,115
	Nicor, Inc.
6,545	Expiration: February, 2011, Exercise Price: $45.00	49,088
	Pride International, Inc.
9,620	Expiration: January, 2011, Exercise Price: $27.50	48,100
	Quicksilver Resources, Inc.
4,303	Expiration: January, 2011, Exercise Price: $12.50	10,758
	SPDR Trust Series 1
9,800	Expiration: January, 2011, Exercise Price: $124.00	1,048,600
	Technology SPDR
2,240	Expiration: January, 2011, Exercise Price: $25.00	67,200
		2,952,028
PURCHASED CALL OPTIONS - 0.00%
	Novartis AG
4,813	Expiration: January, 2011, Exercise Price: $65.00	24,065
	TOTAL PURCHASED OPTIONS (Cost $6,850,759)	2,976,093

Shares
SHORT TERM INVESTMENTS - 9.55%
	MONEY MARKET FUNDS - 9.55%
	Goldman Sachs Money Market (g)(c)
135,503,249	0.140%, 12/31/2031	135,503,249
	Fidelity Institutional Money Market Portfolio (d)(c)
240,000,000	0.220%, 01/01/2050	240,000,000
	TOTAL SHORT TERM INVESTMENTS (Cost $375,503,249)	375,503,249
	TOTAL INVESTMENTS (COST $3,564,707,569) - 93.09% (h)	$3,659,188,988

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2010.
(d)	All or a portion of the shares have been committed as collateral for open securities sold short.
(e)	All or a portion of the shares have been committed as collateral for written option contracts.
(f)	All or a portion of the shares have been committed as collateral for swap contracts.
(g)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.

The Global Industry Classifications Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(h)	The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Cost of investments	$ 3,579,959,474
Gross unrealized appreciation	140,609,258
Gross unrealized depreciation	(61,379,744)
Net unrealized appreciation	$ 79,229,514

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of December 31, 2010. These assets and liabilities are measured on a recurring basis.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock*	$3,261,614,680	$-	$-	$3,261,614,680

Preferred Stocks	7,626	-	-	7,626

Purchased Options	2,976,093	-	-	2,976,093

Corporate Bonds	-	18,414,514	-	18,414,514

Warrants	-	672,826	-	672,826

Short-Term Investments	375,503,249	-	-	375,503,249

Swap Contracts **	-	2,065,622	-	2,065,622

Liabilities
Securities Sold Short	$731,375,345	$28,906,837	$-	$760,282,182

Options Written	63,094,351	-	-	63,094,351

Swap Contracts **	-	2,065,622	-	2,065,622

Forward Currency Exchange Contracts **	-	5,985,840	-	(5,985,840)

*Please refer to the Schedule of Investments to view common stocks segregated by industry type.
**Swap contracts and forward currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instruments.

The Fund did not invest in new Level 3 Securities at December 31, 2010. The Fund did not have transfers into or out of Level 1 or Level 2 securities during the period. For further information regarding security characteristics see the schedule of investments.

The Merger Fund
SCHEDULE OF SECURITIES SOLD SHORT
December 31, 2010
(Unaudited)

Shares		Value
51,449	AGL Resources, Inc.	$1,844,447
480,123	Avis Budget Group, Inc.	7,470,714
1,256,149	Bank of Montreal (a)	72,316,498
5,046,756	CenturyLink, Inc.	233,008,724
3,013,800	Comcast Corporation Class A	66,213,186
416,000	Discovery Communications, Inc.	17,347,200
625,069	First Niagara Financial Group, Inc.	8,738,464
2,819,644	FirstEnergy Corp.	104,383,221
4	Global Alternative Energy ETF	80
47,782	Goldcorp, Inc. (a)	2,204,801
95,345	Grifols SA (a)	1,299,586
121,000	Hertz Global Holdings, Inc.	1,753,290
7,429	Kinross Gold Corporation (a)	141,288
1,164,300	News Corporation Class B	19,117,806
2,062,034	Novartis AG - ADR (a)	121,556,904
327,293	Rio Tinto Ltd. (a) (b)	28,906,837
575,622	Southwest Airlines Co.	7,471,573
1,277,922	SunPower Corp. Class A	16,395,739
25,080	Vmware, Inc.	2,229,863
374,546	Walter Energy, Inc.	47,881,961
	Total Securities Sold Short (Proceeds 684,651,960)	$760,282,182

ADR	American Depository Receipt.
(a)	Foreign security.
(b)	Level 2 Investment.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
December 31, 2010
(Unaudited)

Contracts (100 shares per contract)		Value
CALL OPTIONS WRITTEN
	Airgas, Inc
937	Expiration: January, 2011, Exercise Price: $55.00	$707,435
1,960	Expiration: January, 2011, Exercise Price: $57.50	999,600
5,319	Expiration: January, 2011, Exercise Price: $60.00	1,449,427
3,291	Expiration: January, 2011, Exercise Price: $62.50	329,100
	Alcon, Inc. - ADR
722	Expiration: January, 2011, Exercise Price: $160.00	267,140
	ASX Ltd.
1,990	Expiration: January, 2011, Exercise Price: $37.00	223,938
756	Expiration: January, 2011, Exercise Price: $38.00	39,048
	Bank of Montreal
1,175	Expiration: January, 2011, Exercise Price: $55.00	329,000
93	Expiration: February, 2011, Exercise Price: $55.00	28,830
	Casey's General Stores, Inc.
479	Expiration: January, 2011, Exercise Price: $40.00	134,120
	Coca-Cola Enterprises, Inc.
20,176	Expiration: January, 2011, Exercise Price: $25.00	1,109,680
	Compellent Technologies, Inc.
2,188	Expiration: January, 2011, Exercise Price: $27.50	43,760
	Dollar Thrifty Automotive Group, Inc.
6,056	Expiration: January, 2011, Exercise Price: $46.00	968,960
2,465	Expiration: January, 2011, Exercise Price: $48.00	86,275
2,465	Expiration: January, 2011, Exercise Price: $49.00	49,300
	Emergency Medical Services Corporation
4,649	Expiration: January, 2011, Exercise Price: $60.00	2,417,480
	EXCO Resources, Inc.
6,003	Expiration: January, 2011, Exercise Price: $19.00	420,210
	Fortune Brands, Inc.
7,806	Expiration: January, 2011, Exercise Price: $60.00	1,092,840
	Genzyme Corporation
11,030	Expiration: January, 2011, Exercise Price: $70.00	2,575,505
5,364	Expiration: January, 2011, Exercise Price: $72.50	429,120
	Huntsman Corporation
2,390	Expiration: January, 2011, Exercise Price: $12.50	743,290
100	Expiration: January, 2011, Exercise Price: $14.00	192,500
	J. Crew Group, Inc.
1,954	Expiration: January, 2011, Exercise Price: $45.00	9,770
	J.C. Penney Company, Inc.
2,803	Expiration: January, 2011, Exercise Price: $31.00	496,131
16,427	Expiration: January, 2011, Exercise Price: $32.00	1,897,318
	Massey Energy Company
911	Expiration: January, 2011, Exercise Price: $45.00	801,680
	Mead Johnson Nutrition Co.
6,731	Expiration: February, 2011, Exercise Price: $60.00	2,907,792
	Motorola, Inc.
35,031	Expiration: January, 2011, Exercise Price: $7.50	5,499,867
14,167	Expiration: January, 2011, Exercise Price: $9.00	396,676
	Nicor, Inc.
6,545	Expiration: February, 2011, Exercise Price: $50.00	589,050
	Potash Corporation of Saskatchewan
7,676	Expiration: January, 2011, Exercise Price: $130.00	19,190,000
	Pride International, Inc.
9,620	Expiration: January, 2011, Exercise Price: $30.00	3,078,400
	Quicksilver Resources, Inc.
4,303	Expiration: January, 2011, Exercise Price: $14.00	408,785
	Seagate Technology LLC
2,000	Expiration: January, 2011, Exercise Price: $13.00	420,000
30,406	Expiration: January, 2011, Exercise Price: $14.00	3,663,923
	SLM Corporation	.
47,273	Expiration: January, 2011, Exercise Price: $11.00	7,847,318
	Transurban Group REIT
675	Expiration: January, 2011, Exercise Price: $5.24	2,760
	Yahoo! Inc.
11,356	Expiration: January, 2011, Exercise Price: $16.00	999,328
2,395	Expiration: February, 2011, Exercise Price: $16.00	282,610
		62,420,531
PUT OPTIONS WRITTEN
	Novartis AG
4,813	Expiration: January, 2011, Exercise Price: $60.00	673,820
	Total Options Written (Premiums received $51,212,318.32)	$63,094,351

ADR	American Depository Receipt

The Merger Fund
SCHEDULE OF FORWARD CONTRACTS
December 31, 2010
(Unaudited)
							Unrealized
			U.S. $ Value at			U.S. $ Value at	Appreciation
Settlement Date	Currency to be Delivered		December 31, 2010	Currency to be Received		December 31, 2010	(Depreciation)
1/14/2011	10,152,273	Australian Dollars	$10,364,663	9,390,853	U.S. Dollars	$9,390,852	$(973,811)
1/14/2011	9,900,284	U.S. Dollars	9,900,285	10,152,273	Australian Dollars	10,364,663	464,378
1/19/2011	12,105,126	Australian Dollars	12,349,696	11,743,176	U.S. Dollars	11,743,176	(606,520)
1/19/2011	595,274	U.S. Dollars	595,274	611,820	Australian Dollars	624,181	28,907
1/25/2011	14,678,400	Australian Dollars	14,962,356	14,613,815	U.S. Dollars	14,613,815	(348,541)
1/27/2011	16,110,853	Australian Dollars	16,417,914	15,627,527	U.S. Dollars	15,627,527	(790,387)
1/27/2011	9,379,891	U.S. Dollars	9,379,891	9,549,628	Australian Dollars	9,731,637	351,746
1/31/2011	135,449,855	Australian Dollars	137,957,181	132,000,319	U.S. Dollars	132,000,319	(5,956,862)
1/31/2011	47,848,045	U.S. Dollars	47,848,045	48,246,095	Australian Dollars	49,139,183	1,291,138
2/1/2011	5,479,691	Australian Dollars	5,580,471	5,304,341	U.S. Dollars	5,304,341	(276,130)
2/1/2011	460,142	U.S. Dollars	460,142	464,940	Australian Dollars	473,491	13,349
2/2/2011	15,983,276	Australian Dollars	16,273,187	15,966,314	U.S. Dollars	15,968,404	(304,783)
2/2/2011	85,743	U.S. Dollars	85,743	84,654	Australian Dollars	86,201	458
2/3/2011	22,657,916	Australian Dollars	23,069,209	22,138,202	U.S. Dollars	22,138,202	(931,007)
2/3/2011	3,345,436	U.S. Dollars	3,345,436	3,344,600	Australian Dollars	3,405,312	59,876
2/15/2011	6,404,762	Australian Dollars	6,511,847	6,198,269	U.S. Dollars	6,198,269	(313,578)
2/16/2011	5,411,480	Australian Dollars	5,501,313	5,289,678	U.S. Dollars	5,289,678	(211,635)
2/16/2011	583,516	U.S. Dollars	583,516	603,640	Australian Dollars	613,661	30,145
3/30/2011	7,906,424	Australian Dollars	7,996,567	7,670,423	U.S. Dollars	7,670,423	(326,144)
1/6/2011	19,028,100	Canadian Dollars	19,135,115	19,022,195	U.S. Dollars	19,022,155	(112,960)
2/25/2011	99,112,949	Canadian Dollars	99,566,707	97,842,505	U.S. Dollars	97,842,505	(1,724,202)
2/25/2011	10,790,621	U.S. Dollars	10,790,621	10,865,610	Canadian Dollars	10,915,355	124,734
1/4/2011	44,249,882	Euros	59,131,509	61,311,474	U.S. Dollars	61,311,474	2,179,965
1/4/2011	58,013,662	U.S. Dollars	58,013,662	44,249,882	Euros	59,131,509	1,117,847
2/8/2011	42,549,557	Euros	56,853,917	55,681,542	U.S. Dollars	55,681,542	(1,172,375)
3/29/2011	6,140,870	Euros	8,203,486	8,119,827	U.S. Dollars	8,119,827	(83,659)
1/13/2011	3,730,320	British Pounds	5,815,347	5,881,916	U.S. Dollars	5,881,916	66,569
1/13/2011	5,769,787	U.S. Dollars	5,769,788	3,730,320	British Pounds	5,815,347	45,559
1/21/2011	22,163,880	British Pounds	34,549,922	35,112,324	U.S. Dollars	35,112,324	562,402
1/21/2011	630,315	U.S. Dollars	630,315	394,984	British Pounds	615,717	(14,598)
3/3/2011	65,411,108	British Pounds	101,933,141	103,757,573	U.S. Dollars	103,757,573	1,824,432
3/3/2011	3,294,011	U.S. Dollars	3,294,011	2,143,400	British Pounds	3,340,159	46,148
1/19/2011	1,617,204,750	Japanese Yen	19,923,135	19,799,952	U.S. Dollars	19,799,952	(123,183)
1/19/2011	2,423,696	U.S. Dollars	2,423,696	202,977,393	Japanese Yen	2,500,578	76,882
			$815,217,108			$809,231,268	$(5,985,840)

The Merger Fund
SCHEDULE OF SWAP CONTRACTS
December 31, 2010
(Unaudited)

				Unrealized Appreciation (Depreciation)
	Termination Date
		Security	Shares		Counterparty
	01/03/11	Andean Resources Ltd.	341,300	$30,923	JPMorgan Chase & Co. Inc.
	04/28/11	ASX Ltd.	417,540	58,456	JPMorgan Chase & Co. Inc.
	03/31/11	AXA Asia Pacific Holdings Ltd.	15,740,751	610,741	JPMorgan Chase & Co. Inc.
	06/30/11	British Sky Broadcasting Group	3,217,800	401,581	Merrill Lynch & Co. Inc.
	06/30/11	British Sky Broadcasting Group	5,740,873	171,939	JPMorgan Chase & Co. Inc.
	02/22/11	Crucell NV	526,900	70,657	JPMorgan Chase & Co. Inc.
	01/27/11	Fosters Group Ltd.	2,446,400	60,426	JPMorgan Chase & Co. Inc.
	05/02/11	Hillgrove Resources Ltd.	15,011,945	103,582	JPMorgan Chase & Co. Inc.
	02/28/11	Indophil Resources	11,348,083	363,139	JPMorgan Chase & Co. Inc.
	12/31/11	Infigen Energy	6,198,671	(105,377)	JPMorgan Chase & Co. Inc.
	03/31/11	ING Industrial Fund	14,375,316	(25,876)	JPMorgan Chase & Co. Inc.
	08/31/11	Perpetual Ltd.	120,196	(6,274)	JPMorgan Chase & Co. Inc.
	04/29/11	SANYO Electric Co., Ltd.	12,639,275	103,642	JPMorgan Chase & Co. Inc.
	01/31/11	Transurban Group REIT	1,192,950	37,459	JPMorgan Chase & Co. Inc.
	04/30/11	Whitehaven Coal Limited	2,863,104	(85,607)	JPMorgan Chase & Co. Inc.
	02/15/11	Wellstream Holdings PLC	2,721,112	238,369	JPMorgan Chase & Co. Inc.
	03/31/11	AMP Ltd.	(2,994,232)	54,794	JPMorgan Chase & Co. Inc.
	04/29/11	Panasonic Corp.	(237,420)	(16,952)	JPMorgan Chase & Co. Inc.
				$2,065,622

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Presidents/Principal Executive Officers and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of the report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund

By (Signature and Title) /s/ Michael T. Shannon
                                                 Michael T. Shannon, Co-President

Date         2/23/11

By (Signature and Title) /s/ Roy Behren
                                                   Roy Behren, Co-President

Date         2/23/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                                   Michael T. Shannon, Co-President

Date         2/23/11

By (Signature and Title)* /s/ Roy Behren
                                                   Roy Behren, Co-President and Treasurer

Date         2/23/11

* Print the name and title of each signing officer under his or her signature.